Intangibles (Details Textual) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Oct. 26, 2016	Dec. 31, 2017
Intangibles (Textual)
Amortization, description							The Company anticipates amortization expense of approximately $15,000 to $17,000 per year for fiscal year 2018 through 2022 based upon the two current license agreements.
Amortization expense				$ (9,903)
NeuroOne LLC [Member]
Intangibles (Textual)
Amortization expense						$ 6,471
Intangible Assets [Member]
Intangibles (Textual)
Amortization expense	$ (1,269)	$ 4,951	$ 4,097	$ 9,903	$ 9,104		$ (17,633)